LIABILITIES FROM FINANCING ACTIVITIES (Details Textual) - COP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 5,798,689,000,000	$ 5,229,165,000,000	$ 3,771,238,000,000
Reclassification of liabilities related to assets held for sale	(98,870)
Dividends paid, classified as financing activities	1,126,209,000,000	$ 840,242,000,000	$ 785,332,000,000
Bottom of range [member]
Disclosure of liabilities from financing activities [Line Items]
Dividends paid, classified as financing activities	57,701
Long-term borrowings [member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	1,031,078
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 1,084,096